Information by Segment and Geographic Region (Tables)	12 Months Ended
Dec. 31, 2013
Information By Segment and Geographic Region [Abstract]
Operating Business Segment

	Net Sales			Operating Earnings (Loss)
Years ended December 31	2013	2012	2011	2013	2012	2011
Products	$4,109	$4,236	$3,901	$639	$656	$338
Services	2,118	2,033	1,837	308	264	260
	$6,227	$6,269	$5,738	947	920	598
Total other expense				(67)	(39)	(117)
Earnings from continuing operations before income taxes				$880	$881	$481

Corporate Related Expenses And Assets

	Capital Expenditures			Depreciation Expense
Years ended December 31	2013	2012	2011	2013	2012	2011
Products	$90	$90	$92	$93	$87	$80
Services	79	80	73	64	63	48
	$169	$170	$165	$157	$150	$128

Geographic Area Information

	Net Sales			Assets
Years ended December 31	2013	2012	2011	2013	2012	2011
United States	$3,648	$3,685	$3,245	$6,201	$6,268	$6,699
China	203	198	188	420	552	844
United Kingdom	112	118	121	1,607	1,323	521
Israel	94	107	121	186	797	1,097
Japan	49	60	73	60	123	611
Other, net of eliminations	2,121	2,101	1,990	920	1,142	1,860
	$6,227	$6,269	$5,738	$9,394	$10,205	$11,632